Investment Securities (Investments by Length and Category in Continuous Loss Position) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥) Securities	Mar. 31, 2017 JPY (¥) Securities
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 7,422,755	¥ 9,124,571
Available-for-sale securities, Gross unrealized losses, Less than 12 months	69,247	61,434
Available-for-sale securities, Fair value, 12 months or more	2,127,543	392,800
Available-for-sale securities, Gross unrealized losses, 12 months or more	47,168	4,151
Available-for-sale securities, Fair value, Total	9,550,298	9,517,371
Available-for-sale securities, Gross unrealized losses, Total	¥ 116,415	¥ 65,585
Available-for-sale securities, Number of securities | Securities	1,371	1,247
Held-to-maturity securities, Fair value, Less than 12 months	¥ 633,087	¥ 561,822
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	4,814	10,874
Held-to-maturity securities, Fair value, 12 months or more	621,033	431,522
Held-to-maturity securities, Gross unrealized losses, 12 months or more	12,255	1,275
Held-to-maturity securities, Fair value, Total	1,254,120	993,344
Held-to-maturity securities, Gross unrealized losses, Total	¥ 17,069	¥ 12,149
Held-to-maturity securities, Number of securities | Securities	385	299
Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 4,767,893	¥ 6,088,856
Available-for-sale securities, Gross unrealized losses, Less than 12 months	2,701	5,339
Available-for-sale securities, Fair value, 12 months or more	187,000
Available-for-sale securities, Gross unrealized losses, 12 months or more	1,142
Available-for-sale securities, Fair value, Total	4,954,893	6,088,856
Available-for-sale securities, Gross unrealized losses, Total	¥ 3,843	¥ 5,339
Available-for-sale securities, Number of securities | Securities	140	107
Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 400,705	¥ 579,684
Available-for-sale securities, Gross unrealized losses, Less than 12 months	453	4,445
Available-for-sale securities, Fair value, 12 months or more	353,047
Available-for-sale securities, Gross unrealized losses, 12 months or more	2,067
Available-for-sale securities, Fair value, Total	753,752	579,684
Available-for-sale securities, Gross unrealized losses, Total	¥ 2,520	¥ 4,445
Available-for-sale securities, Number of securities | Securities	193	139
Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 846,818	¥ 1,034,336
Available-for-sale securities, Gross unrealized losses, Less than 12 months	16,955	26,677
Available-for-sale securities, Fair value, 12 months or more	818,937	115,053
Available-for-sale securities, Gross unrealized losses, 12 months or more	27,953	297
Available-for-sale securities, Fair value, Total	1,665,755	1,149,389
Available-for-sale securities, Gross unrealized losses, Total	¥ 44,908	¥ 26,974
Available-for-sale securities, Number of securities | Securities	157	142
Held-to-maturity securities, Fair value, Less than 12 months	¥ 55,837
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	103
Held-to-maturity securities, Fair value, 12 months or more
Held-to-maturity securities, Gross unrealized losses, 12 months or more
Held-to-maturity securities, Fair value, Total	55,837
Held-to-maturity securities, Gross unrealized losses, Total	¥ 103
Held-to-maturity securities, Number of securities | Securities	10
Debt Securities [Member] | Corporate Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 312,993	¥ 277,394
Available-for-sale securities, Gross unrealized losses, Less than 12 months	856	933
Available-for-sale securities, Fair value, 12 months or more	74,717	15,613
Available-for-sale securities, Gross unrealized losses, 12 months or more	172	156
Available-for-sale securities, Fair value, Total	387,710	293,007
Available-for-sale securities, Gross unrealized losses, Total	¥ 1,028	¥ 1,089
Available-for-sale securities, Number of securities | Securities	150	160
Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 438,545	¥ 754,557
Available-for-sale securities, Gross unrealized losses, Less than 12 months	2,644	14,086
Available-for-sale securities, Fair value, 12 months or more	623,285	81,065
Available-for-sale securities, Gross unrealized losses, 12 months or more	12,919	1,232
Available-for-sale securities, Fair value, Total	1,061,830	835,622
Available-for-sale securities, Gross unrealized losses, Total	¥ 15,563	¥ 15,318
Available-for-sale securities, Number of securities | Securities	503	412
Held-to-maturity securities, Fair value, Less than 12 months	¥ 299,286	¥ 523,237
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	3,487	10,736
Held-to-maturity securities, Fair value, 12 months or more	451,968	161,453
Held-to-maturity securities, Gross unrealized losses, 12 months or more	11,239	460
Held-to-maturity securities, Fair value, Total	751,254	684,690
Held-to-maturity securities, Gross unrealized losses, Total	¥ 14,726	¥ 11,196
Held-to-maturity securities, Number of securities | Securities	332	263
Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 50,898	¥ 51,360
Available-for-sale securities, Gross unrealized losses, Less than 12 months	386	748
Available-for-sale securities, Fair value, 12 months or more	9,067	1,298
Available-for-sale securities, Gross unrealized losses, 12 months or more	234	2
Available-for-sale securities, Fair value, Total	59,965	52,658
Available-for-sale securities, Gross unrealized losses, Total	¥ 620	¥ 750
Available-for-sale securities, Number of securities | Securities	60	65
Held-to-maturity securities, Fair value, Less than 12 months	¥ 2,150	¥ 12,906
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	2	125
Held-to-maturity securities, Fair value, 12 months or more	169,065	168,724
Held-to-maturity securities, Gross unrealized losses, 12 months or more	1,016	643
Held-to-maturity securities, Fair value, Total	171,215	181,630
Held-to-maturity securities, Gross unrealized losses, Total	¥ 1,018	¥ 768
Held-to-maturity securities, Number of securities | Securities	32	31
Debt Securities [Member] | Asset-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 144,073	¥ 80,059
Available-for-sale securities, Gross unrealized losses, Less than 12 months	1,403	1,269
Available-for-sale securities, Fair value, 12 months or more	5,345	128,372
Available-for-sale securities, Gross unrealized losses, 12 months or more	12	629
Available-for-sale securities, Fair value, Total	149,418	208,431
Available-for-sale securities, Gross unrealized losses, Total	¥ 1,415	¥ 1,898
Available-for-sale securities, Number of securities | Securities	29	85
Held-to-maturity securities, Fair value, Less than 12 months	¥ 275,814	¥ 25,679
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	1,222	13
Held-to-maturity securities, Fair value, 12 months or more		101,345
Held-to-maturity securities, Gross unrealized losses, 12 months or more		172
Held-to-maturity securities, Fair value, Total	275,814	127,024
Held-to-maturity securities, Gross unrealized losses, Total	¥ 1,222	¥ 185
Held-to-maturity securities, Number of securities | Securities	11	5
Debt Securities [Member] | Other Debt Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 12,341	¥ 35,375
Available-for-sale securities, Gross unrealized losses, Less than 12 months	367	1,488
Available-for-sale securities, Fair value, 12 months or more	56,117	50,845
Available-for-sale securities, Gross unrealized losses, 12 months or more	2,663	1,807
Available-for-sale securities, Fair value, Total	68,458	86,220
Available-for-sale securities, Gross unrealized losses, Total	¥ 3,030	¥ 3,295
Available-for-sale securities, Number of securities | Securities	23	26
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 448,489	¥ 222,950
Available-for-sale securities, Gross unrealized losses, Less than 12 months	43,482	6,449
Available-for-sale securities, Fair value, 12 months or more	28	554
Available-for-sale securities, Gross unrealized losses, 12 months or more	6	28
Available-for-sale securities, Fair value, Total	448,517	223,504
Available-for-sale securities, Gross unrealized losses, Total	¥ 43,488	¥ 6,477
Available-for-sale securities, Number of securities | Securities	116	111